Operating segments - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Disclosure of operating segments [line items]
Non-current assets	$ 19,890	$ 27,304
Canada
Disclosure of operating segments [line items]
Non-current assets	18,980	26,206
United States
Disclosure of operating segments [line items]
Non-current assets	69	5
Ireland
Disclosure of operating segments [line items]
Non-current assets	$ 841	$ 1,093